Portfolio of Investments July 31, 2026
NDMO
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 145.0% (100.0% of Total Investments)
368,125 CORPORATE BONDS - 0.0% (0.0% of Total Investments) 368,125
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0% (0.0% of Total Investments)
$ 477,476 (a) Benloch Ranch Improvement Association No 12022 2022 9 .750% 12/01/39 $ 368,125
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 368,125
TOTAL CORPORATE BONDS
(Cost $477,476) 368,125
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
890191230 MUNICIPAL BONDS - 145.0% (100.0% of Total Investments) 890191230
ALABAMA - 3.5% (2.4% of Total Investments)
500,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5 .500 09/01/45 541,327
550,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5 .750 09/01/50 595,610
1,000,000 (a),(b) Baldwin County Industrial Dev Auth, Alabama, Solid Waste
Disposal Revenue Bonds, Novelis Corporation Project, Series
2026A., (AMT), (Mandatory Put 3/01/33)
4 .300 03/01/56 992,058
560,000 (a),(b) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025B, (AMT), (Mandatory Put 6/01/32)
4 .625 06/01/55 566,992
5,000,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023A, (Mandatory Put 10/01/30)
5 .250 01/01/54 5,234,684
1,000,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5 .250 05/01/56 1,008,577
2,360,000 (b) Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Green Series 2020, (AMT),
(Mandatory Put 11/01/30)
6 .375 11/01/50 2,589,494
2,500,000 (a) Mobile County, Alabama, Limited Obligation Warrants,
Gomesa Projects, Series 2026.
5 .000 11/01/50 2,389,300
7,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 7,137,309
500,000 UAB Medicine Finance Authority, Alabama, Revenue Bonds,
Series 2017B-2
5 .000 09/01/41 502,876
TOTAL ALABAMA 21,558,227
ARIZONA - 6.7% (4.6% of Total Investments)
705,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2026A
5 .000 07/01/43 758,345
545,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2026A
5 .000 07/01/44 583,047
1,240,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Series 2021B
5 .000 07/01/51 1,067,571
7,650,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Taxable Series 2021A
5 .000 07/01/51 6,568,778
1,500,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Social Bonds Pensar Academy Project, Series
2020
5 .000 07/01/55 1,285,942
4,630,000 (a) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4 .000 12/01/51 2,705,752
1,625,000 (a) Arizona Industrial Development Authority, Development First
Lien Revenue Bonds, Montanero Project, Alternative Minimum
Tax Series 2025, (AMT)
6 .750 12/01/55 1,658,058
1,000,000 Chandler, Arizona, Excise Tax Revenue Bonds, Series 2026 5 .000 07/01/40 1,097,480
1,090,000 (a) Coconino County Industrial Development Authority, Arizona,
Education Revenue Bonds, Flagstaff Arts & Leadership
Academy Project, Refunding Series 2020
5 .500 07/01/40 970,100
2,795,000 Maricopa County Industrial Dev Auth, Arizona, Revenue Bonds,
Bonesta Project, Senior Living Series, 2026A-1
7 .000 05/01/66 2,879,223

Portfolio of Investments July 31, 2026
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 1,000,000 (a) Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University
Projects, Series 2020
5 .250% 10/01/40 $ 872,080
1,700,000 (c) Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2026D
5 .000 01/01/35 1,863,738
1,050,000 (c) Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2026D
5 .000 01/01/38 1,145,118
1,000,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, El Paso Electric Company
Palo Verde Project, Refunding Series 2012A
4 .500 08/01/42 959,402
3,405,000 (a) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Northwest Christian School Project,
Series 2020A
5 .000 09/01/55 2,755,422
5,265,000 (a),(d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Refunding Series 2020
5 .000 07/01/35 4,212,000
6,800,000 (a),(d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Refunding Series 2020
5 .000 07/01/40 5,440,000
4,545,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020-1
5 .000 06/15/50 4,033,612
TOTAL ARIZONA 40,855,668
ARKANSAS - 1.1% (0.8% of Total Investments)
6,900,000 (a),(b) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Project, Series 2026A, (AMT), (Mandatory Put
3/01/33)
4 .000 09/01/46 6,881,625
TOTAL ARKANSAS 6,881,625
CALIFORNIA - 10.3% (7.1% of Total Investments)
80,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5 .000 06/01/43 87,609
95,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5 .000 06/01/44 103,458
5,000,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5 .000 10/01/55 5,057,892
3,815,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4 .000 02/01/56 2,425,701
400,000 (a) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Refunding Series 2025A
5 .125 11/01/40 406,432
250,000 (a) California Municipal Finance Authority, Revenue Bonds, Clay
Lacy Aviation Facilities - John Wayne Airport, Orange County
Project, Series 2026, (AMT)
5 .000 01/01/41 252,728
635,000 California Municipal Finance Authority, Revenue Bonds,
Gateways Hospital and Mental Health Centers, Series 2026A
5 .000 09/01/41 637,792
675,000 California Municipal Finance Authority, Revenue Bonds,
Gateways Hospital and Mental Health Centers, Series 2026A
5 .000 09/01/46 670,897
755,000 California Municipal Finance Authority, Revenue Bonds, SFMTA
Potrero Yard Modernization Project, Series 2026A
5 .000 09/01/44 800,404
6,290,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5 .000 07/01/30 6,306,777
5,000,000 (a) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5 .125 07/01/55 4,251,224
465,000 (a) California Public Finance Authority, Senior Living Revenue
Bonds, Enso Village, Refunding Green Series 2021A
5 .000 11/15/46 436,477
275,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .375 06/01/59 257,840
1,575,000 (a),(b) California Public Finance Authority, Senior Living Revenue
Bonds, The Marisol HB LLC, Senior Series 2026A, (Mandatory
Put 4/01/33)
5 .100 04/01/66 1,577,197

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,000,000 (a),(e) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group,
Series 2020A, (Pre-refunded 6/01/28)
5 .000% 06/01/60 $ 2,068,172
570,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/39 627,575
1,220,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/41 1,220,265
225,000 (a) California Statewide Communities Development Authority,
Hotel Revenue Bonds, HR Ontario Hotel Project, Series 2026A
6 .125 09/02/48 230,098
6,180,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Center City Anaheim, Series
2020A
5 .000 01/01/54 5,343,545
2,450,000 (a) HEART-SV, Housing Endowment and Regional Trust South
Valley, California, Essential Housing Revenue Bonds, Azara
Apartments LP, Series 2026A
5 .375 06/01/61 2,286,370
305,000 Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Series 2025J
5 .000 12/01/40 338,364
810,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/40 864,587
1,865,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/41 1,981,504
1,625,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/42 1,719,745
1,300,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/43 1,370,230
1,460,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/44 1,532,304
1,640,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/45 1,715,753
1,700,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/46 1,767,060
610,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2025C
5 .000 07/01/43 642,954
570,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2025C
5 .000 07/01/45 596,329
2,080,000 Los Angeles Municipal Improvement Corporation, California,
Lease Revenue Bonds, Convention Center, Series 2025A
5 .000 05/01/47 2,175,869
2,290,000 Los Angeles Municipal Improvement Corporation, California,
Lease Revenue Bonds, Convention Center, Series 2025A
5 .250 05/01/50 2,404,346
985,432 (d) Northstar Community Services District, California, California
Special Tax Bonds Community Facilities District 1 Series 2006
1 .750 09/01/37 197,086
1,000,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2025-1, Rienda 3, Improvement Area 1, Series
2026A
5 .000 08/15/51 1,005,112
460,000 (f) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/41 239,123
465,000 (f) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/42 229,024
850,000 (f) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/48 290,457
760,000 (f) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/50 233,131
1,070,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area
1, Subordinate Series 2022B-2
5 .000 09/01/42 1,081,794
1,025,000 San Francisco City and County, California, Multifamily Housing
Revenue Bonds, Sunnydale Hope SF Block 9, Series 2025B-1
5 .000 02/01/46 1,046,884
750,000 San Francisco Community College District, California, General
Obligation Bonds, Taxable Election 2020 Series 2020A-1
3 .165 06/15/41 582,138
500,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure T, Series
2025C - BAM Insured
5 .000 08/01/47 525,505

Portfolio of Investments July 31, 2026
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 475,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5 .000% 08/01/47 $ 499,230
1,500,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5 .000 08/01/48 1,569,721
905,000 University of California, General Revenue Bonds, Series
2025CD
5 .000 05/15/40 990,611
575,000 University of California, General Revenue Bonds, Series
2025CD
5 .250 05/15/40 665,697
1,835,000 University of California, General Revenue Bonds, Series
2025CD
5 .500 05/15/40 2,087,549
TOTAL CALIFORNIA 63,400,560
COLORADO - 20.7% (14.3% of Total Investments)
2,370,000 64th Avenue ARI Authority, Adams County, Colorado, Special
Revenue Bonds, Series 2020
6 .500 12/01/43 2,397,214
1,000,000 (a) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 1,017,783
750,000 (a) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 753,722
5,220,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5 .750 12/01/51 5,176,157
499,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
4 .000 12/01/29 498,350
1,725,000 Belford North Metropolitan District, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Series 2020A
5 .500 12/01/50 1,556,226
1,000,000 Bennett Ranch Metropolitan District 1, Adams County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax Series 2021A
5 .000 12/01/51 811,800
500,000 (a) Broadway Park North Metropolitan District 2, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2020
5 .000 12/01/40 500,496
1,000,000 (d) Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .125 12/01/48 690,001
1,000,000 (a) Centerra South Metro District 1, Loveland, Colorado, Special
Revenue Bonds, Improvement Senior Series 2026A
5 .625 12/01/46 965,422
835,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/50 882,206
100,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4 .000 07/01/41 81,348
6,680,000 (a) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 6,972,331
2,500,000 (a) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Taxable Senior Lien
Series 2025A-2
10 .000 02/01/45 2,503,593
1,000,000 (a) Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Global Village Academy - Northglenn Project,
Series 2020
5 .000 12/01/50 896,325
2,600,000 (a) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Monument Academy Prject, Series 2026A
4 .375 06/01/36 2,512,445
500,000 (a),(d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Cappella of Grand Junction Project, Series 2019
5 .000 12/01/54 365,000
475,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/45 486,179
16,000,000 Colorado International Center Metropolitan District 8, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020
6 .500 12/01/50 15,763,800

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Subordinate Series 2024B
6 .125% 12/15/54 $ 481,088
4,405,000 (f) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Special Revenue
Capital Appreciation Turbo, Refunding & Improvement Series
2026
0 .000 12/01/33 2,638,940
4,000,000 (a) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 3,949,189
1,000,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6 .000 12/01/38 977,877
1,378,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .250 12/01/32 1,388,991
1,200,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .750 12/01/52 1,202,411
1,990,000 (a),(d) Future Legends Sports Park Metropolitan District 2, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
1 .375 06/01/50 999,561
363,019 Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024A-2
6 .500 12/01/43 374,999
825,000 (a) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 839,632
1,360,000 (a) Hogback Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2021A
5 .000 12/01/51 1,257,349
500,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024
5 .125 12/01/33 512,700
1,500,000 Jefferson Center Metropolitan District 2, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Refunding Series
2026A
5 .250 12/01/41 1,488,157
4,000,000 (g) Jones District Community Authority Board, Centennial,
Colorado, Special Revenue Convertible Capital Appreciaiton
Bonds, Series 2020A
5 .750 12/01/50 3,917,646
1,500,000 (a) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .125 12/01/44 1,467,736
1,200,000 (a) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .625 12/01/56 1,150,167
1,030,000 (g) Lanterns Metropolitan District 3, Douglas County, Colorado,
General Obligation Bonds, Limited Tax Convertible Capital
Appreciation Series 2023A-2
8 .000 12/01/53 895,583
560,000 Lanterns Metropolitan District 3, Douglas County, Colorado,
General Obligation Bonds, Limited Tax Series 2023A-1
7 .250 12/01/53 578,275
3,000,000 (a) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .375 11/01/52 3,131,152
500,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5 .000 12/01/41 484,597
500,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5 .000 04/15/51 445,761
480,000 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/49 458,214
2,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .000 12/01/40 2,015,535
1,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .250 12/01/50 1,003,834
1,810,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/50 1,607,274
500,000 (d) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
4 .000 12/01/29 459,714

Portfolio of Investments July 31, 2026
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,250,000 (d) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000% 12/01/39 $ 1,091,923
285,000 (a) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/51 241,615
1,100,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series
2022A-1
7 .500 12/01/52 1,111,112
855,000 (g) Pinon Pines Metropolitan District No. 3, El Paso County,
Colorado, General Obligation Limited Tax Convertible Capital
Appreciation Bonds, Series 2025
5 .875 12/01/54 800,286
6,965,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6 .500 12/01/34 6,759,321
500,000 Prairie Point Community Authority Board, Aurora, Arapahoe
County, Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2026
5 .000 12/01/35 502,381
3,665,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding
& Improvement Series 2017
5 .000 12/01/42 3,684,808
2,000,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special Revenue
Bonds, Series 2021
4 .000 12/01/41 1,798,402
1,000,000 (a) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6 .125 12/01/54 1,002,718
1,000,000 (f) Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 649,810
890,215 (a) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875 12/01/44 880,247
2,320,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7 .750 12/01/45 2,377,507
500,000 Smith Metropolitan District 3, Denver County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2026A
6 .000 12/01/55 500,078
1,215,000 SouthGlenn Metropolitan District, Colorado, Special Revenue
Bonds, Refunding Series 2016
5 .000 12/01/30 1,215,069
500,000 (a),(g) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0 .000 09/20/54 374,608
510,000 (a) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding Second Lien Series 2025A-2
6 .250 12/01/55 515,417
2,350,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5 .000 12/01/40 2,352,845
2,300,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5 .125 12/01/50 2,196,796
1,000,000 (g) Transport Metropolitan District 3, In the City of Aurora,
Adams County, Colorado, General Obligation Limited Bonds,
Convertible Capital Appreciation Series 2021A-2
0 .000 12/01/51 796,478
1,270,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/41 1,014,531
5,000,000 (g) Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-2
6 .000 12/01/50 4,533,012
10,000,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-1
5 .375 12/01/50 9,663,711
1,500,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/51 1,314,912
2,200,000 (a),(g) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 1,474,924

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 630,000 (a) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .750% 12/01/44 $ 633,407
912,000 Woodmen Heights Metropolitan District 2, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Taxable
Converting to Tax-Exempt Refunding Subordinate Series
2020B-1
6 .250 12/15/40 880,410
TOTAL COLORADO 126,923,108
CONNECTICUT - 0.6% (0.4% of Total Investments)
675,000 (f) Aquarion Water Authority, Connecticut, Water System Revenue
Capital Appreciation  Bonds, Subordinate Series 2026E - BAM
Insured
0 .000 08/01/52 173,223
1,325,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/34 1,314,194
1,250,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/36 1,218,978
1,255,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2016B-1
2 .950 11/15/31 1,223,790
TOTAL CONNECTICUT 3,930,185
DELAWARE - 0.7% (0.5% of Total Investments)
500,000 (a) Bridgeville, Delaware, Special Obligation Bonds, Heritage
Shores Special Development District, Series 2024
5 .625 07/01/53 505,604
525,000 Delaware Economic Development Authority, Delaware,
Revenue Bonds, ASPIRA of Delaware Charter Operations Inc.
DBA Las Americas ASPIRA Academy Project, Series 2026A
5 .250 02/01/46 501,364
2,945,000 (b) Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020A,
(Mandatory Put 10/01/35)
4 .000 10/01/45 2,899,547
490,000 (h) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4 .600 07/01/44 481,188
TOTAL DELAWARE 4,387,703
DISTRICT OF COLUMBIA - 0.6% (0.4% of Total Investments)
430,000 District of Columbia, General Obligation Bonds, Series 2026A 5 .000 06/01/42 464,706
1,255,000 District of Columbia, Income Tax Secured Revenue Bonds,
Series 2019A
4 .000 03/01/37 1,248,581
2,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Dedicated Revenue Bonds, Series 2020A
4 .000 07/15/45 1,903,680
TOTAL DISTRICT OF COLUMBIA 3,616,967
FLORIDA - 9.8% (6.8% of Total Investments)
1,260,000 (a),(e) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, South Tech Schools Project, Series 2020A,
(Pre-refunded 6/15/27)
5 .000 06/15/55 1,283,564
650,000 (a) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2025, (AMT)
6 .125 10/01/55 665,088
10,000,000 (a) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Discovery High School Project, Series
2020A
5 .000 06/01/55 6,528,097
835,000 (a) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2023A
6 .000 06/15/33 896,268
1,000,000 (a) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2023A
6 .500 06/15/38 1,061,492
1,000,000 (a) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2023A
6 .625 06/15/43 1,061,919
1,675,000 (a),(b) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Coastal Waste And Recycling,
Inc. Project, Series 2026, (AMT), (Mandatory Put 6/01/33)
4 .550 06/01/46 1,675,544
3,120,000 (a) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2023, (AMT)
4 .500 07/01/32 3,097,797

Portfolio of Investments July 31, 2026
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 4,240,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000% 07/15/32 $ 582,448
1,300,000 (h) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5 .000 07/01/44 1,278,219
1,760,000 (h) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (UB)
5 .250 07/01/53 1,723,063
16,155,000 (a),(b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 7/30/26)
1 .000 07/01/57 10,500,749
420,000 (a) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .250 06/01/54 405,201
755,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2026A
5 .000 07/01/43 809,673
825,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2026A
5 .000 07/01/45 876,250
1,095,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment Area
2, Series 2020
4 .250 05/01/40 1,026,811
1,500,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment Area
2, Series 2020
4 .500 05/01/52 1,325,547
2,500,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, JetBlue Airways Corporation,
Series 2013, (AMT)
5 .000 11/15/36 2,500,221
1,000,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5 .250 11/01/34 1,060,427
650,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5 .500 11/01/36 696,778
355,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series
2024
4 .750 05/01/31 362,076
1,240,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Southeast Project, Series 2025
5 .000 05/01/35 1,301,250
1,000,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Southeast Project, Series 2025
5 .500 05/01/40 1,059,953
445,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Southeast Project, Series 2025
5 .800 05/01/45 471,149
265,000 Langley South Community Development District, Florida,
Special Assessment Revenue Bonds, Mascotte Assessment
Area One Series 2024
5 .125 05/01/44 264,620
750,000 (a) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Cypress Cove at
HealthPark Florida, Inc. Project, Refunding Series 2026
6 .000 10/01/61 758,781
500,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5 .000 02/01/42 525,845
1,060,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5 .000 02/01/43 1,110,456
465,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5 .000 02/01/44 484,801
880,000 Miami, Florida, Limited Ad Valorem Tax Bonds, Forever
Infrastructure Programs Series 2024A
5 .500 01/01/49 937,738
870,000 (h) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2022A, (AMT), (UB)
5 .250 10/01/52 877,776

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,360,000 (f) Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009 - BAM Insured
0 .000% 10/01/37 $ 873,468
80,000 (a) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
4 .750 05/01/31 80,333
225,000 (a) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
5 .625 05/01/44 226,357
160,000 (a) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5,
Series 2024
5 .750 05/01/44 163,524
585,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/41 633,317
720,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/42 777,487
740,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/43 795,776
580,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/44 620,536
900,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/45 958,364
600,000 Palm Beach County Health Facilities Auth, Florida, Revenue
Bonds, Lifespace Community Inc., Series 2026B
5 .500 05/15/51 604,230
2,500,000 Palm Beach County Health Facilities Auth, Florida, Revenue
Bonds, Lifespace Community Inc., Series 2026B
5 .625 05/15/61 2,505,026
1,000,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2018
5 .000 07/01/41 1,016,198
1,145,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A
4 .000 05/01/44 1,019,749
975,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .000 03/01/38 1,044,652
530,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .000 03/01/39 564,029
455,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .250 03/01/41 487,622
175,000 (a) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series
2021B
4 .625 05/01/36 171,054
250,000 Two Lakes Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2024
5 .000 05/01/44 251,354
240,000 (a) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2025 Project, Series 2025
5 .375 05/01/45 241,522
TOTAL FLORIDA 60,244,199
GEORGIA - 3.7% (2.6% of Total Investments)
1,700,000 (g) Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6 .500 12/15/48 1,558,311
1,000,000 (a) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 1,015,044
4,000,000 (a),(g) Bartow County, Georgia, Tax Allocation Revenue Bonds,
Highway 411 Corridor Development Project District Number 3,
Senior Convertible Capital Appreciation Series 2026
6 .500 04/01/51 3,230,025
2,500,000 (a) Fulton County Development Authority, Georgia, Student
Housing Revenue Bonds, Madrone - MS Student Housing I LLC
Project, Series 2026A-1
5 .750 07/01/66 2,467,355
5,480,000 (a) Fulton County Development Authority, Georgia, Student
Housing Revenue Bonds, Madrone - MS Student Housing I LLC
Project, Subordinate Series 2026B
6 .500 07/01/66 5,339,412
1,000,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series
2017A
4 .000 04/01/42 928,214
2,750,000 (a),(b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 2,750,006

Portfolio of Investments July 31, 2026
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 1,790,000 Paulding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System Inc., Series
2026A
5 .000% 04/01/36 $ 1,978,310
1,365,000 (a) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6 .000 06/01/50 1,342,589
2,350,000 (a) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6 .250 06/01/61 2,366,477
TOTAL GEORGIA 22,975,743
HAWAII - 0.1% (0.1% of Total Investments)
500,000 (a) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/39 481,507
TOTAL HAWAII 481,507
IDAHO - 0.2% (0.1% of Total Investments)
500,000 (a) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Assessment Area Two, Series 2025
6 .250 09/01/54 509,080
630,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 639,734
TOTAL IDAHO 1,148,814
ILLINOIS - 6.3% (4.3% of Total Investments)
670,000 (h) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5 .000 12/01/41 713,184
585,000 (h) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5 .000 12/01/42 619,989
1,025,000 (h) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5 .000 12/01/43 1,081,389
120,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/29 125,155
1,440,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/31 1,531,245
200,000 Chicago, Illinois, Water Revenue Bonds, Refunding Second
Lien Series 2023B
5 .000 11/01/37 212,193
240,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5 .000 03/01/34 241,196
1,900,000 (a) Illinois Finance Authority, Revenue Bonds, Illinois Institute of
Technology, Series 2025A
5 .875 09/01/46 1,860,231
892,480 Illinois Finance Authority, Revenue Bonds, Lutheran Life
Communities Obligated Group, 2026A
6 .500 03/01/55 810,563
815,000 Illinois Finance Authority, Revenue Bonds, Northshore -
Edward-Elmhurst Health Credit Group, Series 2022A
5 .000 08/15/47 825,009
920,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5 .000 08/15/40 957,485
805,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5 .000 08/15/41 840,336
2,000,000 Illinois Finance Authority, Revenue Bonds, The University of
Chicago, Series 2018A
5 .000 10/01/48 2,012,920
790,000 (h) Illinois Housing Development Authority, Revenue Bonds, Social
Series 2026C, (UB)
4 .700 10/01/44 779,057
1,420,000 (h) Illinois Housing Development Authority, Revenue Bonds, Social
Series 2026C, (UB)
4 .800 10/01/46 1,425,000
2,500,000 Illinois State, General Obligation Bonds, December Series
2023C
5 .000 12/01/47 2,524,095
3,210,000 Illinois State, General Obligation Bonds, May Series 2020 5 .750 05/01/45 3,361,419
1,300,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/42 1,375,198
1,205,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/44 1,261,942
930,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/45 969,441
930,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/49 949,773
4,000,000 Illinois State, General Obligation Bonds, September Series
2025E
5 .000 09/01/44 4,121,972
3,000,000 Illinois State, General Obligation Bonds, September Series
2025F
5 .250 09/01/48 3,070,114
4,870,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Series 2025A
5 .000 01/01/46 5,120,632

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,800,000 (f) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
0 .000% 06/15/39 $ 1,004,254
1,500,000 (f) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
0 .000 06/15/40 789,036
TOTAL ILLINOIS 38,582,828
INDIANA - 3.0% (2.0% of Total Investments)
1,415,000 (a) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .875 06/01/55 1,255,276
1,190,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Depauw University Project, Series 2019
5 .000 07/01/37 1,210,175
1,150,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Marian University Project, Series 2026
5 .250 09/15/56 1,115,366
3,125,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2020, (AMT)
6 .750 05/01/39 3,426,444
730,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5 .750 03/01/43 762,786
680,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 699,532
4,060,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1
7 .750 03/01/67 4,401,260
1,405,000 (b) Whiting, Indiana, Environmental Facilities Revenue Bonds, BP
Products North America Inc. Project, Refunding Series 2019A,
(AMT), (Mandatory Put 6/10/33)
4 .000 12/01/44 1,403,651
3,770,000 (b) Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4 .400 11/01/45 3,852,295
TOTAL INDIANA 18,126,785
IOWA - 0.7% (0.5% of Total Investments)
1,000,000 Iowa Finance Authority, Healthcare Revenue Bonds, Pella
Regional Health Center, Series 2025
5 .750 12/01/55 1,020,776
2,500,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4 .750 08/01/42 2,502,400
60,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/39 61,137
75,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/44 74,911
910,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/49 866,098
TOTAL IOWA 4,525,322
KANSAS - 1.2% (0.8% of Total Investments)
205,000 (a) Garden City, Kansas, Sales Tax Special Obligation Revenue
Bonds, Sports of the World Star Bond Project Phase II, Series
2025
4 .000 06/01/29 205,535
1,500,000 Kansas Development Finance Authority, Kansas, Revenue
Bonds, Kansas Department of Health & Environment, Revolving
Funds Series 2026SRF
5 .000 05/01/42 1,634,123
3,000,000 Kansas Development Finance Authority, Kansas, Revenue
Bonds, Kansas Department of Health & Environment, Revolving
Funds Series 2026SRF
5 .000 05/01/43 3,259,031
1,000,000 Kansas Development Finance Authority, Kansas, Revenue
Bonds, Kansas Department of Health & Environment, Revolving
Funds Series 2026SRF
5 .000 05/01/45 1,076,793
500,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .750 05/15/45 500,110
650,000 (a) Wichita, Kansas, Sales Tax Special Obligation Revenue Bonds,
K-96 Greenwich Project -Phase III, Series 2026A
4 .125 09/01/33 643,799
TOTAL KANSAS 7,319,391

Portfolio of Investments July 31, 2026
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY - 1.6% (1.1% of Total Investments)
$ 2,695,000 Bell County, Kentucky, Special Assessment Industrial Building
Revenue Bonds, Boone's Ridge Project, Series 2020
6 .000% 12/01/40 $ 2,728,338
2,175,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2 .125 10/01/34 1,790,338
1,055,000 Kentucky Bond Development Corporation, Revenue Bonds,
University of Kentucky Central Utility Plant Project, Senior
Series 2026A
5 .250 10/31/51 1,084,806
725,000 Kentucky Bond Development Corporation, Revenue Bonds,
University of Kentucky Central Utility Plant Project, Senior
Series 2026A
5 .500 10/31/56 758,197
1,030,000 Kentucky Bond Development Corporation, Revenue Bonds,
University of Kentucky Central Utility Plant Project, Senior
Series 2026A
5 .000 10/31/58 1,013,012
1,545,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5 .000 09/01/44 1,636,977
980,000 Newport, Kentucky, Special Obligation Revenue Bonds,
Newport Clifton Project, Series 2020B
5 .500 12/01/60 821,026
TOTAL KENTUCKY 9,832,694
LOUISIANA - 0.6% (0.5% of Total Investments)
1,150,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .250 06/01/51 853,295
450,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5 .000 12/15/43 434,741
250,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2026A
5 .750 12/01/55 266,673
500,000 (a) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 250,000
2,000,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6 .350 07/01/40 2,140,322
TOTAL LOUISIANA 3,945,031
MAINE - 0.9% (0.6% of Total Investments)
2,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/46 1,846,093
785,000 (h) Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2026B, (UB)
4 .800 11/15/46 789,605
3,000,000 (c),(h) Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2026C, (UB)
4 .700 11/15/46 2,988,446
TOTAL MAINE 5,624,144
MARYLAND - 0.9% (0.6% of Total Investments)
175,000 (a) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2022
4 .500 06/01/33 177,607
3,080,000 (h) Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Social Series 2026B, (UB)
4 .700 09/01/46 3,070,236
1,405,000 (b) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2026B,
(Mandatory Put 8/15/36)
5 .000 08/15/56 1,525,628
585,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2026C
5 .000 08/15/40 624,425
TOTAL MARYLAND 5,397,896
MASSACHUSETTS - 1.3% (0.9% of Total Investments)
425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5 .000 07/01/44 424,968
800,000 Massachusetts Development Finance Agency, Revenue Bonds,
CHF Wentworth , Inc. Issue, Pike Student Housing Project,
Series 2026A
5 .375 07/01/61 771,974
3,805,000 (h) Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute, Series 2026Q, (UB)
5 .500 12/01/56 4,004,057

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 980,000 Massachusetts Development Finance Agency, Revenue Bonds,
Smith College, Series 2025
4 .000% 07/01/45 $ 935,507
420,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2025N-2
5 .000 07/01/35 454,101
760,000 (h) Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Taxable Social Series 2026-253, (UB)
4 .750 12/01/46 757,765
495,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025G
5 .000 12/01/45 527,709
TOTAL MASSACHUSETTS 7,876,081
MICHIGAN - 3.6% (2.5% of Total Investments)
2,770,255 (d) Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
3 .000 06/15/26 3,109,611
830,000 Detroit Regional Convention Authority, Michigan, Special Tax
Revenue Bonds, Refunding Series 2024C
5 .000 10/01/37 885,010
2,444,995 (b),(g) Detroit, Wayne County, Michigan, General Obligation Bonds,
Financial Recovery Series 2014B-1
4 .000 04/01/44 1,920,959
510,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Second Lien Series 2025C
5 .500 07/01/50 544,439
870,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5 .500 07/01/50 928,748
1,100,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2025C
5 .250 07/01/50 1,155,284
2,000,000 Huron Valley School District, Oakland and Livingston Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2026-I
5 .000 05/01/44 2,131,048
2,000,000 Huron Valley School District, Oakland and Livingston Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2026-I
5 .000 05/01/45 2,122,120
665,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/41 703,229
690,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/42 727,794
1,100,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5 .000 08/15/43 1,148,816
1,500,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5 .000 08/15/46 1,552,662
2,230,000 (h) Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2023A, (UB)
5 .100 10/01/53 2,243,851
1,720,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
5 .000 12/31/43 1,729,819
125,000 (a) Michigan Strategic Fund, Limited Obligation Tax Capture
Revenue Bonds, Bedrock Detroit Transformational Brownfield
Plan Project, Series 2026
5 .500 10/01/53 125,639
1,070,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5 .250 12/01/37 1,155,375
TOTAL MICHIGAN 22,184,404
MINNESOTA - 1.2% (0.9% of Total Investments)
1,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4 .250 02/15/48 882,892
1,000,000 Minneapolis-Saint Paul Metropolitan Council, Minnesota,
General Obligation Wastewater Revenue Bonds, Refunding
Series 2026A
5 .000 03/01/41 1,088,555
3,745,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5 .500 03/01/53 3,676,511

Portfolio of Investments July 31, 2026
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 1,140,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hope Community
Academy Project, Series 2020A
5 .000% 12/01/55 $ 822,885
1,210,000 (a) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy, Refunding Series 2025
5 .500 06/01/55 1,113,507
TOTAL MINNESOTA 7,584,350
MISSISSIPPI - 0.5% (0.3% of Total Investments)
1,190,000 (h) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023 - BAM Insured, (UB)
6 .000 09/01/48 1,278,526
1,580,000 (h) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023 - BAM Insured, (UB)
6 .000 09/01/53 1,679,094
TOTAL MISSISSIPPI 2,957,620
MISSOURI - 0.8% (0.5% of Total Investments)
775,000 (a) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6 .500 06/15/45 790,141
500,000 (a) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Truman Medical Center, Inc., Pass-
Through Certificate Series 2017
4 .250 12/01/42 439,452
875,000 Poplar Bluff, Missouri, Tax Increment Revenue Bonds, Eight
Points Redevelopment Project, Refunding Series 2026A
4 .500 11/01/35 861,453
2,625,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/45 2,685,634
TOTAL MISSOURI 4,776,680
NEBRASKA - 2.7% (1.8% of Total Investments)
9,300,000 Boys Town Village, Nebraska, Revenue Bonds, Boys Town
Project Series 2026
5 .000 07/01/46 9,570,317
2,500,000 (b) Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, Series 2022-1, (Mandatory Put 10/01/29)
5 .000 05/01/53 2,589,668
3,555,000 (c),(h) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Taxable Series 2026D, (UB)
4 .700 09/01/46 4,219,335
TOTAL NEBRASKA 16,379,320
NEVADA - 1.4% (1.0% of Total Investments)
1,000,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
5 .000 06/15/38 1,099,177
1,000,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
5 .000 06/15/39 1,089,579
1,500,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
5 .000 06/15/42 1,605,045
1,000,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
5 .000 06/15/43 1,065,327
1,832,349 (a),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6 .750 02/15/38 18
420,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 611 Sunstone Phase I and II, Series 2020
4 .000 06/01/40 383,419
1,500,000 Nevada State, General Obligation Bonds, Limited Tax Capital
Improvement, Historic Preservation & Open Space Series
2026A
5 .000 05/01/40 1,635,598
1,500,000 Nevada State, General Obligation Bonds, Limited Tax Capital
Improvement, Historic Preservation & Open Space Series
2026A
5 .000 05/01/41 1,625,302
TOTAL NEVADA 8,503,465

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE - 2.5% (1.7% of Total Investments)
$ 500,000 (a),(f) National Finance Authority Special Revenue Capital
Appreciation Bonds, New Hampshire, The Astro Sunterra
Projects, Waller County, Texas Municipal Utility Districts, Series
2026.
0 .000% 12/15/34 $ 288,885
500,000 (a) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018B
4 .625 11/01/42 443,393
5,130,000 (a) National Finance Authority, New Hampshire, Special
Revenue Bonds, Bridgeland Water & Utility Districts
418,489,492,493,157 & 159, Series 2025
5 .875 12/15/33 5,102,712
2,473,000 (a) National Finance Authority, New Hampshire, Special Revenue
Bonds, Forestar Group Houston Area Projects, Fort Bend,
Galveston, Montgomery, and Walker Counties, Texas, Series
2026
6 .500 12/01/34 2,473,987
393,000 (a) National Finance Authority, New Hampshire, Special Revenue
Bonds, Mill Creek Project, Montgomery County, Texas Series
2025
5 .950 12/01/31 392,785
2,000,000 (a) National Finance Authority, New Hampshire, Special Revenue
Bonds, Tamarron Project, Fort Bend County, Texas, Series 2024
5 .250 12/01/35 1,973,901
1,186,000 (a),(f) National Finance Authority, New Hampshire, Special Revenue
Bonds, The Chambers Creek Project, Montgomery County,
Texas Municipal Utility Districts, Capital Appreciation Series
2025
0 .000 12/15/32 775,944
283,000 (a),(f) National Finance Authority, New Hampshire, Special Revenue
Bonds, Wildflower Project, Denton County, Texas, Capital
Appreciation Series 2025
0 .000 12/15/33 180,879
550,000 (f) National Finance Authority, New Hampshire, Special Revenue
Capital Appreciation Bonds, LGI Homes Project, Denton,
Galveston, Harris, Montgomery & Williamson Counties, Texas
Municipal Utility District, Texas Municipal Utility District, Blue
Sky Project Cal
0 .000 12/15/41 207,726
4,000,000 (a) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4 .000 07/01/37 3,643,911
TOTAL NEW HAMPSHIRE 15,484,123
NEW JERSEY - 1.4% (1.0% of Total Investments)
1,075,000 (a) New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series
2012A
7 .000 06/15/30 1,074,990
650,000 (a) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .375 01/01/35 684,430
750,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 740,230
2,000,000 (f) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2008A
0 .000 12/15/37 1,250,165
1,295,000 (f) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2008A
0 .000 12/15/38 765,183
4,970,000 (f) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0 .000 12/15/39 2,779,649
705,000 (c) New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2027A
5 .000 01/01/33 765,820
705,000 (c) New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2027A
5 .000 01/01/34 770,063
TOTAL NEW JERSEY 8,830,530
NEW MEXICO - 1.2% (0.8% of Total Investments)
620,000 (c),(h) New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2026E, (UB)
4 .700 09/01/46 618,050
6,726,000 (a) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Subordinate Lien Series 2020
8 .000 05/01/40 6,719,460
TOTAL NEW MEXICO 7,337,510

Portfolio of Investments July 31, 2026
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK - 8.6% (5.9% of Total Investments)
$ 3,750,000 (a) Build New York City Resource Corporation, New York, Revenue
Bonds, Riverspring Health Senior Living Inc Project, TEMPS-85
Series 2026B-1
5 .650% 12/15/32 $ 3,679,909
1,240,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7 .250 06/01/55 1,281,515
5,000,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .500 06/01/55 4,352,144
1,210,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/40 1,126,053
3,000,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/55 2,426,958
955,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5 .250 11/01/42 985,342
770,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5 .250 11/01/43 792,015
150,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5 .500 11/01/47 155,418
750,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2026
7 .000 12/01/51 735,238
450,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .250 10/01/49 459,875
7,630,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series
2016B
5 .000 07/01/32 7,633,037
1,095,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series
2016B
5 .000 07/01/35 1,095,290
750,000 (g) Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 675,660
1,270,000 (h) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Green Series 2026E-1-A, (UB)
4 .750 11/01/46 1,256,261
410,000 (a) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5 .250 12/15/31 419,377
140,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street,
Taxable Class E Series 2024
4 .375 12/15/31 141,445
675,000 New York Convention Center Development Corporation, New
York, Revenue Bonds, Hotel Unit Fee Secured, Refunding
Senior Lien Series 2026A
5 .000 11/15/43 723,473
550,000 (c) New York Convention Center Development Corporation, New
York, Revenue Bonds, Hotel Unit Fee Secured, Refunding
Senior Lien Series 2026B
5 .000 11/15/46 577,757
450,000 New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Economic Development and
Housing Sustainability Green Series 2024C
4 .000 12/15/39 437,483
630,000 New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Economic Development and
Housing Sustainability Green Series 2024C
4 .300 12/15/44 609,701
2,500,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/41 2,500,353
6,880,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .250 08/01/31 7,126,638
3,400,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .375 08/01/36 3,524,966
395,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .500 06/30/39 413,235

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 165,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .500% 06/30/40 $ 172,117
3,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5 .000 10/01/40 3,058,533
1,600,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 1,764,216
2,805,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5 .625 04/01/40 2,974,286
1,370,000 (h) Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A, (UB)
5 .250 12/01/54 1,420,777
TOTAL NEW YORK 52,519,072
NORTH CAROLINA - 0.1% (0.0% of Total Investments)
370,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series
2021
4 .000 09/01/46 323,184
TOTAL NORTH CAROLINA 323,184
OHIO - 2.2% (1.5% of Total Investments)
1,995,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 1,511,166
250,000 (a) Columbus-Franklin County Finance Authority, Ohio, Multifamily
Housing Revenue Bonds, Vivera Brookshire Project, Series
2026A
6 .300 01/01/46 249,811
250,000 (a) Columbus-Franklin County Finance Authority, ohio,Multifamily
Housing Revenue Bonds, Vivera Rosewood Project, Series
2026A.
6 .300 01/01/46 249,811
550,000 Dayton-Montgomery County Port Authority, Ohio,
Development Revenue Bonds, Dayton Regional Stem Schools
Inc. Project, Series 2024
5 .000 12/01/44 552,215
400,000 Dayton-Montgomery County Port Authority, Ohio,
Development Revenue Bonds, Dayton Regional Stem Schools
Inc. Project, Series 2024
5 .000 12/01/60 383,873
675,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/42 704,270
1,270,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/43 1,322,602
400,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5 .250 09/01/49 401,308
450,000 (a) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Ashford at Central Park Project, Series 2026A
6 .250 01/01/46 456,408
225,000 (a) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Green Oaks of Grove City Project, Series 2026A
6 .125 01/01/46 227,300
250,000 (a) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 253,594
6,000,000 (c),(h) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Social Series 2026C, (UB)
4 .850 09/01/46 6,009,073
200,000 (a) Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Development Revenue Bonds, Convention
Center Hotel Project, Refunding Senior Lien Series 2026
5 .750 03/01/59 193,861
1,010,000 University of Cincinnati, Ohio, General Receipts Bonds, Series
2025A
5 .250 06/01/43 1,086,682
TOTAL OHIO 13,601,974
OKLAHOMA - 0.9% (0.6% of Total Investments)
5,000,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/35 5,594,438
TOTAL OKLAHOMA 5,594,438

Portfolio of Investments July 31, 2026
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON - 0.2% (0.1% of Total Investments)
$ 1,165,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250% 08/01/49 $ 1,169,345
TOTAL OREGON 1,169,345
PENNSYLVANIA - 8.2% (5.6% of Total Investments)
1,000,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, University of Pittsburgh Medical
Center, Series 2019A
4 .000 07/15/37 966,762
835,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6 .000 05/01/42 874,392
4,000,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2024
5 .000 05/01/42 4,114,458
3,000,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 3,004,721
1,625,000 (a) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6 .250 05/01/42 1,648,682
1,000,000 (a) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2017
5 .125 10/15/41 550,000
2,000,000 (a) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6 .250 10/15/53 1,100,000
9,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-2
5 .000 02/15/39 9,056,852
1,000,000 (a) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project First Tier Series 2025A-2
5 .750 01/01/65 969,226
1,065,000 (a) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project Second Tier Series 2025C
6 .750 01/01/65 1,033,116
2,715,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care
Retirement Community Project, Series 2018A
5 .000 01/01/38 2,718,770
1,300,000 (d),(i) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2021A
10 .000 12/01/31 130
300,000 (b) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5 .250 12/01/37 300,224
2,960,000 (f) Pennsylvania Economic Development Financing Authority,
Parking System Revenue Bonds, Capitol Region Parking
System, Junior Guaranteed Series 2013B - BAM Insured
0 .000 01/01/45 1,186,373
2,040,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2017A
4 .000 11/15/42 1,868,656
1,100,000 (a),(b) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Noble Environmental,
Inc. Project, Series 2026, (AMT), (Mandatory Put 3/01/31)
5 .450 03/01/56 1,129,333
1,645,000 (b),(h) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-143A, (UB)
5 .450 04/01/51 1,679,631
2,545,000 (h) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A, (UB)
4 .750 10/01/49 2,521,653
2,545,000 (h) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2025-148A, (UB)
4 .800 10/01/55 2,440,016
8,000,000 (h) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2026-153A, (UB)
4 .900 10/01/50 7,839,958
1,000,000 Pennsylvania State, General Obligation Bonds, First Series
2026
5 .000 04/01/40 1,094,232
1,410,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding First Series 2026
5 .000 12/01/40 1,532,203

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 880,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding First Series 2026
5 .000% 12/01/42 $ 948,800
455,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5 .000 12/01/38 500,758
625,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5 .000 12/01/43 670,906
465,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5 .000 12/01/44 495,683
TOTAL PENNSYLVANIA 50,245,535
PUERTO RICO - 6.5% (4.5% of Total Investments)
5,950,000 (f) Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2008A
0 .000 05/15/57 237,233
3,500,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5 .000 07/01/37 3,648,012
6,500,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4 .000 07/01/42 6,238,431
8,000,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5 .250 07/01/40 5,522,772
409,281 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5 .250 07/01/38 409,368
2,150,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .550 07/01/40 2,130,536
9,871,190 Puerto Rico, GDB Debt Recovery Authority Commonwealth
Bonds, Taxable Series 2018
7 .500 08/20/40 9,757,813
8,359,678 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
1 .000 11/01/51 6,113,015
1,029,483 (f) Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 748,482
64 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/35 63
1,117,147 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 1,092,819
85 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 80
5,267,007 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0 .000 11/01/43 3,759,326
TOTAL PUERTO RICO 39,657,950
RHODE ISLAND - 0.3% (0.2% of Total Investments)
1,820,000 (h) Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Social Series 89-A, (UB)
4 .700 10/01/46 1,812,778
TOTAL RHODE ISLAND 1,812,778
SOUTH CAROLINA - 0.7% (0.5% of Total Investments)
1,000,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Columbia College,
Refunding Series 2020A
5 .625 10/01/40 956,387
1,000,000 (a) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Horse Creek Academy
Project, Series 2021A
5 .000 11/15/55 860,879
2,170,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/49 2,286,281
250,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital &
South of Broad Healthcare Project, Series 2024
5 .500 11/15/44 254,404
TOTAL SOUTH CAROLINA 4,357,951

Portfolio of Investments July 31, 2026
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE - 1.8% (1.3% of Total Investments)
$ 410,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250% 12/01/40 $ 438,347
485,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/41 516,289
1,395,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/42 1,479,138
1,195,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/43 1,261,888
2,205,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/44 2,316,242
650,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023
5 .000 05/01/40 674,082
1,230,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2026B
5 .000 07/01/37 1,341,403
2,905,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University, Series 2023A
5 .000 07/01/33 3,155,737
TOTAL TENNESSEE 11,183,126
TEXAS - 6.9% (4.8% of Total Investments)
500,000 (a) Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, Second-Lien Series 2021B
5 .000 10/01/50 422,362
1,005,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Brooks Academies, Series 2021A
4 .000 06/15/31 932,639
725,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2025
5 .000 09/01/43 772,765
940,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
4 .000 08/15/44 896,147
325,000 (a) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Improvement Area 1 Project,
Series 2025
5 .875 09/01/45 328,835
500,000 (a) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6 .750 09/01/55 491,672
225,000 (a) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
4 .750 09/15/32 224,907
800,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5 .000 02/15/40 866,019
440,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5 .000 02/15/41 472,778
325,000 (a) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
6 .125 12/31/55 333,339
215,000 (a) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5 .375 12/31/45 221,700
540,000 El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5 .000 08/15/38 585,181
580,000 El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5 .000 08/15/39 623,890
370,000 El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5 .000 08/15/41 394,785
1,280,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 1,275,274
1,625,000 FW Skyline Public Facility Corp Residential Development,
Texas, Revenue Bonds, Skyline Prairie Homes Project Series
2026
4 .250 04/01/39 1,561,213

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 570,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
6 .000% 08/01/43 $ 620,550
2,325,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Catering Operations Facility Project,
Series 2026, (AMT)
5 .500 07/15/35 2,501,408
1,150,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Ground Services Equipment Facility
Project, Series 2026, (AMT)
5 .500 07/15/36 1,241,834
1,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/36 1,079,952
1,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/38 1,065,941
5,610,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds, Refunding Series 2021 - AGM Insured,
(AMT)
4 .000 11/01/38 5,360,000
1,500,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, AEP Texas Central Company Project,
Remarketing, Series 2008-1
4 .000 06/01/30 1,500,451
625,000 (a) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 3 Project, Series 2021
3 .625 09/15/41 539,261
500,000 (a) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
5 .500 09/01/43 517,123
375,000 (a) Mission Economic Development Corporation, Texas, Utility
Revenue Bonds, Permian Basin Water Resources Project, Series
2025A, (AMT)
6 .750 08/15/45 384,610
1,025,000 (a) Mission Economic Development Corporation, Texas, Utility
Revenue Bonds, Permian Basin Water Resources Project, Series
2025A, (AMT)
7 .000 08/15/60 1,041,785
4,175,000 (a) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Southwest Preparatory
School, Series 2020A
5 .000 08/15/50 3,735,341
450,000 (a) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6 .125 09/15/45 469,605
185,000 (a) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
7 .125 09/15/55 189,859
8,845,000 (a) Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021B
4 .100 01/01/28 8,136,296
155,000 (a) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Crossing Public Improvement District 3 Project,
Series 2024
5 .125 09/01/44 153,832
1,900,000 (a) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Major Improvement Area Project, Series
2020
5 .375 09/15/40 1,950,632
950,000 (h) Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, PAC Series 2026B, (UB)
4 .700 07/01/46 947,316
700,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/40 653,110
TOTAL TEXAS 42,492,412

Portfolio of Investments July 31, 2026
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH - 5.4% (3.7% of Total Investments)
$ 1,948,630 (a) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5 .625% 12/01/53 $ 1,974,769
500,000 (a) Deseret Public Infrastructure District 2, Tooele County, Utah,
Special Assessment Bonds, Deseret Assessment Area 1, Series
2026
6 .125 12/01/46 506,019
480,000 (a) Downtown Daybreak Public Infrastructure District 1, Utah, Tax
Increment Revenue Bonds, Series 2026
5 .000 03/01/41 481,617
1,795,000 (a) High Star Ranch Infrastructure Financing District, Utah, Special
Assessment Bonds, High Star Ranch Assessment Area, Series
2026
6 .250 12/01/55 1,809,319
500,000 (a),(g) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-2
6 .750 06/01/55 437,737
4,250,000 (a) MIDA Mountain Veterans Program Public Infrastructure District,
Utah, Tax Allocation Revenue Bonds, Series 2024
5 .200 06/01/54 4,135,067
1,000,000 (a),(g) Nordic Village Public Infrastructure District 1, Ogden Valley
City, Weber County, Utah, Tax Increment Revenue Bonds,
Convertible Capital Appreciation Series 2026A
6 .750 07/01/44 824,323
5,000,000 (a) Nordic Village Public Infrastructure District 1, Weber County,
Utah, Limited Tax General Obligation and Special Revenue
Bonds, Series 2025
6 .500 03/01/55 5,133,532
3,340,000 (a) Promontory Commerce Center Public Infrastructure District
1, Utah, Special Assessment Bonds, Promontory Commerce
Center Assessment Area, Series 2026
6 .750 12/01/55 3,411,560
500,000 (a) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A
4 .125 02/01/41 432,641
1,000,000 Resort Core Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2026A-1
5 .875 03/01/57 1,012,177
3,000,000 Resort Core Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Subordinate Series 2026B
8 .250 03/15/57 3,053,900
1,000,000 (a) Ridges Estates Infrastructure Financing District, Utah, Special
Assessment Bonds, Alpine Hollow Assessment Area, Series
2025
6 .250 12/01/53 1,027,377
1,400,000 (a) Tech Ridge Public Infrastructure District, St. George,
Washington County, Utah, Special Assessment and Tax
Increment Bonds, Tech Ridge Assessment Area, Series 2025
6 .250 12/01/54 1,440,211
915,000 (a) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Paradigm High School Project, Series 2020A
5 .125 07/15/51 763,292
350,000 Utah City West Public Infrastructure District No.1, Special
Assessment Bonds, Utah City West Assessment Aera No.1,
Series 2026
5 .500 12/01/46 354,210
530,000 Utah City West Public Infrastructure District No.1, Special
Assessment Bonds, Utah City West Assessment Aera No.1,
Series 2026
5 .875 12/01/55 536,548
1,000,000 (a) Ventana Resort Village Public Infrastructure District, Utah,
General Obligation Bonds, Limited Tax Series 2024
5 .500 03/01/54 985,033
1,685,000 (a) Verk Industrial Regional Public Infrastructure District, Utah, Tax
Differential Revenue Bonds, Series 2025
6 .625 09/01/47 1,779,918
500,000 (a) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series
2025
5 .625 12/01/54 508,769
2,540,000 (a) Wohali Public Infrastructure District 1, Utah, Special Assessment
Revenue Bonds, Assessment Area 1 Series 2023
7 .000 12/01/42 2,280,556
TOTAL UTAH 32,888,575
VIRGIN ISLANDS - 1.2% (0.9% of Total Investments)
2,380,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmana's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5 .750 02/01/45 2,372,444
2,200,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmana's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000 12/01/55 2,184,296
1,250,000 (a) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6 .000 04/01/53 1,251,838

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGIN ISLANDS (continued)
$ 750,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5 .000% 09/01/42 $ 788,048
1,000,000 (a) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022A
6 .125 10/01/42 948,377
TOTAL VIRGIN ISLANDS 7,545,003
VIRGINIA - 1.1% (0.8% of Total Investments)
1,640,000 (a) Cherry Hill Community Development Authority, Virginia,
Special Assesment Bonds, Potomac Shores Project, Series 2015
5 .400 03/01/45 1,641,263
2,685,000 (h) Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2026H, (UB)
4 .700 07/01/46 2,660,585
1,600,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/40 1,505,011
975,000 (a) Virginia Small Business Financing Authority, Tourism
Development Financing Program Revenue Bonds, Virginia
Beach Oceanfront South Hotel Project, Senior Series 2020A-1
8 .000 10/01/43 951,251
TOTAL VIRGINIA 6,758,110
WASHINGTON - 3.3% (2.3% of Total Investments)
660,000 (b) Washington Economic Development Finance Authority, Port
Revenue Bonds, Husky Terminal Improvement Project, Series
2025, (AMT), (Mandatory Put 12/01/30)
5 .875 12/01/45 669,097
1,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5 .000 09/01/41 1,046,956
1,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5 .000 09/01/42 1,041,966
1,550,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5 .000 09/01/45 1,590,319
1,795,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5 .250 09/01/50 1,868,470
1,770,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5 .000 10/01/41 1,770,340
1,915,000 (b) Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2021B,
(Mandatory Put 10/01/30)
4 .000 10/01/42 1,935,611
1,000,000 Washington State Housing Finance Commission, Nonprofit
Housing Revenue Bonds, Horizon House Project, Refunding
Series 2025A
6 .250 01/01/56 1,024,433
2,690,000 (h) Washington State Housing Finance Commission, Single Family
Program Bonds, Social Series 2026-1N, (UB)
4 .750 12/01/46 2,679,786
5,520,669 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2023-
1 Class A
3 .375 04/20/37 5,059,079
1,500,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Related Fees Series 2026D
5 .000 06/01/41 1,633,094
TOTAL WASHINGTON 20,319,151
WEST VIRGINIA - 0.2% (0.2% of Total Investments)
100,000 (a) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
Series 2023A
7 .000 06/01/43 105,639
430,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5 .250 06/01/45 453,956
200,000 (a),(b) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 215,876
700,000 (a),(b) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 5/15/32)
4 .625 04/15/55 714,316
TOTAL WEST VIRGINIA 1,489,787

Portfolio of Investments July 31, 2026
(continued)
NDMO

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN - 7.6% (5.2% of Total Investments)
$ 3,000,000 (a),(b),(g) Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI
RNG Hub North LLC Renewable Natural Gas Production Plant
Project, Series 2021A
6 .500% 12/31/52 $ 2,234,702
6,350,000 (a) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5 .000 01/01/56 5,245,661
390,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North East Carolina Preparatory School Project,
Refunding Series 2024A
5 .000 06/15/44 383,023
1,360,000 (a) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6 .150 01/01/55 1,319,505
2,265,000 (a) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Bonnie Cone Classical Academy, Series 2024
5 .500 06/15/49 1,792,973
175,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
6 .125 06/15/57 149,437
925,000 (a) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2021A
5 .000 06/01/41 845,913
1,000,000 (a) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2021
5 .000 08/01/51 738,816
1,670,000 (a) Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B
5 .625 02/01/46 1,704,865
2,000,000 (a) Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B
6 .000 02/01/62 2,032,255
5,000,000 (a) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
4 .060 12/01/50 3,900,000
3,000,000 (a) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6 .250 02/01/39 3,019,403
999,574 Public Finance Authority of Wisconsin, Municipal Certificates,
Systima Series 2026-1 Class A-1
5 .400 06/20/44 1,029,767
189,919 Public Finance Authority of Wisconsin, Municipal Certificates,
Systima Series 2026-1 Class A-2
5 .750 06/20/44 193,420
1,000,000 (b) Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022B, (Mandatory Put 10/01/30)
4 .000 10/01/46 1,015,779
5,785,000 (f) Public Finance Authority of Wisconsin, Revenue Anticipation
Capital Appreciation Bonds, Creekhaven, Wildrye, and Furst
Ranch Projects, Texas Infrastructure Program, Series 2026
0 .000 12/15/36 2,950,831
155,000 (a) Public Finance Authority of Wisconsin, Revenue Bonds,
Inperium Project, Series 2026
6 .000 12/01/45 161,921
70,000 (a) Public Finance Authority of Wisconsin, Revenue Bonds,
Inperium Project, Series 2026
6 .000 12/01/55 70,551
1,025,000 (a) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
6 .250 10/01/58 1,035,479
1,500,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .000 07/01/41 1,372,658
799,000 (a),(f) Public Finance Authority of Wisconsin, Revenue Bonds,
Texas Infrastructure Program Revenue Anticipation Capital
Appreciation Ashland Project, Series 2026
0 .000 12/15/40 312,407
750,000 (a) Public Finance Authority of Wisconsin, Revenue Bonds, Triad
Educational Services, Inc. Math & Science Academy, Series
2026
5 .000 06/15/36 753,185
1,000,000 (c) Public Finance Authority of Wisconsin, Special Facility Revenue
Bonds, Million Air Two, LLC General Aviation Facilities Project,
Refunding Series 2026A
5 .375 06/01/46 992,310
100,000 (d),(i) Public Finance Authority of Wisconsin, Wisconsin Revenue
Note, KDC Agribusiness LLC Project, Series 2022B
15 .000 12/31/26 10
439,000 (a),(f) Public Finance Authority, Wisconsin, Revenue Bonds, Two Step
Project, Series 2024
0 .000 12/15/34 259,882
1,000,000 (a) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 1,008,261

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 500,000 (a) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8 .000% 06/15/42 $ 505,015
4,460,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 4,615,424
3,320,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 3,428,543
2,450,000 (f) Wisconsin Center District, Dedicated Tax Revenue Bonds,
Senior Series 2020C
0 .000 12/15/45 952,517
150,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project,
Series 2024
5 .450 10/01/39 155,653
2,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated
Group, Series 2017A
4 .000 04/01/39 2,380,193
TOTAL WISCONSIN 46,560,359
TOTAL MUNICIPAL BONDS
(Cost $925,837,736) 890,191,230
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
13 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments) 13
CAPITAL GOODS - 0.0% (0.0% of Total Investments)
128,676 (d),(i),(j) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/26 13
TOTAL CAPITAL GOODS 13
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $128,676) 13
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
17,340 WARRANTS - 0.0% (0.0% of Total Investments) 17,340
TRANSPORTATION - 0.0% (0.0% of Total Investments)
34,680 (i) BL Train Holdings West LLC 11/26/35 17,340
TOTAL TRANSPORTATION 17,340
TOTAL WARRANTS
(Cost $0) 17,340
TOTAL LONG-TERM INVESTMENTS
(Cost $926,443,888) 890,576,708
FLOATING RATE OBLIGATIONS - (7.9)% (48,545,000)
MFP SHARES, NET - (39.0)%(k) (239,732,758)
OTHER ASSETS & LIABILITIES, NET -  1.9% 11,738,580
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 614,037,530
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse
Trust unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $311,852,258 or 35.0% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) When-issued or delayed delivery security.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(g) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.

Portfolio of Investments July 31, 2026
(continued)
NDMO

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
(h) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(i) For fair value measurement disclosure purposes, investment classified as Level 3.
(j) Senior loan received as part of the bondholder funding agreement during June 2023 for Pennsylvania Economic Development
Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%,
12/01/31.
(k) MFP Shares, Net as a percentage of Total Investments is 26.9%.
NDMO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 368,125 $ – $ 368,125
Municipal Bonds – 890,191,090 140 890,191,230
Variable Rate Senior Loan Interests – – 13 13
Warrants – – 17,340 17,340
$ – $ 890,559,215 $ 17,493 $ 890,576,708
Liabilities at Fair Value:
Floating Rate Obligations $ – $ 48,545,000 $ – $ 48,545,000
MFP Shares, Net – 239,732,758 – 239,732,758
$ – $ 288,277,758 $ – $ 288,277,758